Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value of Securities (Detail) - USD ($) $ in Millions	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Gain (Loss) on Investments [Line Items]
Amortized cost	$ 118,422		$ 117,868		$ 99,121
Gross unrealized Gains	1,461		2,122		1,468
Gross unrealized Losses	812		533		1,837
Fair value	119,071		119,457		98,752
AOCI, transfers from AFS to HTM Securities, gross unrealized gains	84		60		74
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	248		282		343
Agency RMBS
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, amortized cost					7,300
Available-for-sale securities, fair value					7,000
UK Sovereign Debt
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, amortized cost	4,700
Available-for-sale securities, fair value	4,800
Agency MBS, Sovereign Debt and U.S Treasury Securities
Gain (Loss) on Investments [Line Items]
Available-for-sale securities, amortized cost	11,600
Available-for-sale securities, fair value	11,600
Available-for-sale
Gain (Loss) on Investments [Line Items]
Amortized cost	75,110	[1]	96,935	[2]	79,378	[3]
Gross unrealized Gains	1,274	[1]	1,854	[2]	1,406	[3]
Gross unrealized Losses	517	[1],[4]	459	[2],[5]	1,475	[3]
Fair value	75,867	[1]	98,330	[2]	79,309	[3]
Available-for-sale | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	12,693		19,592		13,363
Gross unrealized Gains	175		420		94
Gross unrealized Losses	36		15		605
Fair value	12,832		19,997		12,852
Available-for-sale | U.S. Government agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	386		342		937
Gross unrealized Gains	2		3		16
Gross unrealized Losses	1		2		5
Fair value	387		343		948
Available-for-sale | State and political subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	3,968		5,176		6,706
Gross unrealized Gains	91		95		60
Gross unrealized Losses	13		24		92
Fair value	4,046		5,247		6,674
Available-for-sale | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	23,549		32,568		25,564
Gross unrealized Gains	239		357		307
Gross unrealized Losses	287		325		550
Fair value	23,501		32,600		25,321
Available-for-sale | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	782		942		1,148
Gross unrealized Gains	31		37		44
Gross unrealized Losses	20		26		50
Fair value	793		953		1,142
Available-for-sale | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,072		1,551		2,299
Gross unrealized Gains	10		25		43
Gross unrealized Losses	21		25		57
Fair value	1,061		1,551		2,285
Available-for-sale | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,400		1,927		2,324
Gross unrealized Gains	8		39		60
Gross unrealized Losses	16		7		27
Fair value	1,392		1,959		2,357
Available-for-sale | Agency commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	4,031		3,105		1,822
Gross unrealized Gains	24		36		1
Gross unrealized Losses	35		9		34
Fair value	4,020		3,132		1,789
Available-for-sale | Asset-backed CLOs
Gain (Loss) on Investments [Line Items]
Amortized cost	2,363		2,128		1,551
Gross unrealized Gains	1		9		11
Gross unrealized Losses	13		7		0
Fair value	2,351		2,130		1,562
Available-for-sale | Other asset-backed securities
Gain (Loss) on Investments [Line Items]
Amortized cost	2,909		3,241		2,894
Gross unrealized Gains	1		5		6
Gross unrealized Losses	17		6		9
Fair value	2,893		3,240		2,891
Available-for-sale | Foreign covered bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	2,125		2,788		2,798
Gross unrealized Gains	46		80		73
Gross unrealized Losses	3		0		0
Fair value	2,168		2,868		2,871
Available-for-sale | Corporate bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	1,740		1,747		1,808
Gross unrealized Gains	26		45		32
Gross unrealized Losses	14		7		25
Fair value	1,752		1,785		1,815
Available-for-sale | Sovereign debt/sovereign guaranteed
Gain (Loss) on Investments [Line Items]
Amortized cost	13,036		17,062		11,284
Gross unrealized Gains	211		224		87
Gross unrealized Losses	30		2		18
Fair value	13,217		17,284		11,353
Available-for-sale | Other debt securities
Gain (Loss) on Investments [Line Items]
Amortized cost	2,732		2,162		1,793
Gross unrealized Gains	46		7		4
Gross unrealized Losses	3		0		0
Fair value	2,775		2,169		1,797
Available-for-sale | Equity securities
Gain (Loss) on Investments [Line Items]
Amortized cost	3		94		18
Gross unrealized Gains	1		1		1
Gross unrealized Losses	0		0		0
Fair value	4		95		19
Available-for-sale | Money market funds
Gain (Loss) on Investments [Line Items]
Amortized cost	886		763		938
Gross unrealized Gains	0		0		0
Gross unrealized Losses	0		0		0
Fair value	886		763		938
Available-for-sale | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	1,435	[6]	1,747	[7]	2,131	[8]
Gross unrealized Gains	362	[6]	471	[7]	567	[8]
Gross unrealized Losses	8	[6],[9]	4	[7],[10]	3	[8]
Fair value	1,789	[6]	2,214	[7]	2,695	[8]
Held-to-maturity
Gain (Loss) on Investments [Line Items]
Amortized cost	43,312		20,933		19,743
Gross unrealized Gains	187		268		62
Gross unrealized Losses	295		74		362
Fair value	43,204		21,127		19,443
Held-to-maturity | U.S. Treasury
Gain (Loss) on Investments [Line Items]
Amortized cost	11,326		5,047		3,324
Gross unrealized Gains	25		32		28
Gross unrealized Losses	51		16		84
Fair value	11,300		5,063		3,268
Held-to-maturity | U.S. Government agencies
Gain (Loss) on Investments [Line Items]
Amortized cost	1,431		344		419
Gross unrealized Gains	0		0		0
Gross unrealized Losses	6		3		13
Fair value	1,425		341		406
Held-to-maturity | State and political subdivisions
Gain (Loss) on Investments [Line Items]
Amortized cost	20		24		44
Gross unrealized Gains	0		1		0
Gross unrealized Losses	1		1		0
Fair value	19		24		44
Held-to-maturity | Agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	26,036		14,006		14,568
Gross unrealized Gains	134		200		20
Gross unrealized Losses	205		44		236
Fair value	25,965		14,162		14,352
Held-to-maturity | Non-agency RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	118		153		186
Gross unrealized Gains	5		9		10
Gross unrealized Losses	2		2		3
Fair value	121		160		193
Held-to-maturity | Other RMBS
Gain (Loss) on Investments [Line Items]
Amortized cost	224		315		466
Gross unrealized Gains	1		2		3
Gross unrealized Losses	10		8		20
Fair value	215		309		449
Held-to-maturity | Commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	9		13		16
Gross unrealized Gains	0		0		1
Gross unrealized Losses	0		0		0
Fair value	9		13		17
Held-to-maturity | Agency commercial MBS
Gain (Loss) on Investments [Line Items]
Amortized cost	503
Gross unrealized Gains	0
Gross unrealized Losses	9
Fair value	494
Held-to-maturity | Foreign covered bonds
Gain (Loss) on Investments [Line Items]
Amortized cost	76
Gross unrealized Gains	0
Gross unrealized Losses	0
Fair value	76
Held-to-maturity | Sovereign debt/sovereign guaranteed
Gain (Loss) on Investments [Line Items]
Amortized cost	3,538		1,031		720
Gross unrealized Gains	22		24		0
Gross unrealized Losses	11		0		6
Fair value	3,549		$ 1,055		$ 714
Held-to-maturity | Other debt securities
Gain (Loss) on Investments [Line Items]
Amortized cost	31
Gross unrealized Gains	0
Gross unrealized Losses	0
Fair value	$ 31

[1]	Includes gross unrealized gains of $84 million and gross unrealized losses of $248 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses primarily are related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.
[2]	Includes gross unrealized gains of $60 million and gross unrealized losses of $282 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.
[3]	Includes gross unrealized gains of $74 million and gross unrealized losses of $343 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized gains and losses are primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.
[4]	Includes gross unrealized losses for less than 12 months of $8 million and gross unrealized losses for 12 months or more of $240 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.
[5]	Includes gross unrealized losses for 12 months or more of $282 million recorded in accumulated other comprehensive income related to investment securities that were transferred from available-for-sale to held-to-maturity. The unrealized losses primarily related to Agency RMBS and will be amortized into net interest revenue over the estimated lives of the securities.
[6]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[7]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[8]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[9]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.
[10]	Previously included in the Grantor Trust. The Grantor Trust was dissolved in 2011.